Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share
22.	Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

	2013	2012	2011
Basic net earnings per share:
Basic net earnings	$488,025	$504,619	$778,188
Earnings allocated to participating securities	(1,919)	(1,713)	(2,653)

Net earnings available to common stockholders	$486,106	$502,906	$775,535

Average shares outstanding	319,077	318,172	316,997

Basic net earnings per share	$1.52	$1.58	$2.45

Diluted net earnings per share:
Diluted net earnings	$488,025	$504,619	$778,188
Earnings allocated to participating securities	(1,919)	(1,714)	(2,654)

Net earnings available to common stockholders	$486,106	$502,905	$775,534

Diluted average shares outstanding:
Basic shares outstanding	319,077	318,172	316,997
Dilutive effect of stock options and other	189	68	164

	319,266	318,240	317,161

Diluted net earnings per share	$1.52	$1.58	$2.45

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

	2013	2012	2011
Anti-dilutive stock options:
Weighted average shares	137	801	801

Weighted average exercise price	$44.51	$42.07	$42.07